10. Production Loan Facility (Sept 2019 Note) (Details Narrative) - Llama Productions [Member] - USD ($)	3 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Aug. 08, 2016	Sep. 30, 2019	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Aug. 16, 2019
Credit line initiation date		Aug. 08, 2016			Aug. 08, 2016
Credit line maximum		$ 5,275,000
Credit line term		40 months			40 months
Credit line interest rate		Prime plus 1% or one, three, or six month LIBOR plus 3.25%			Either Prime plus 1% or one, three, or six month LIBOR plus 3.25%
Gross borrowings during the period			$ 3,182,985		$ 2,241,759	$ 4,436,528
Payment of financing costs			132,569		63,561	113,885
Proceeds from line of credit			$ 3,050,416		$ 2,178,198	$ 4,322,643
Amendment 2 [Member]
Credit line maximum				$ 1,768,010
Loan and Security Agreement [Member]
Credit line maximum				$ 4,231,989			$ 3,831,989
Credit line interest rate				1.0% plus the Prime Rate
Maturity date				Mar. 31, 2021
Interest rate range on advances	5.75% and 6.14%		5.75% and 6.14%